Consolidated Statements of Cash Flow - USD ($)	3 Months Ended		12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018	Aug. 31, 2019	Aug. 31, 2018
Cash flows from operating activities
Net income (loss)	$ (269,849)	$ (91,408)	$ (170,067)	$ (975,524)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	653	255	1,916	530
Debt/stock based issue costs	46,608		23,277	674,012
(Gain) loss on change in fair value of derivative liability	146,227	(100,313)	(521,784)	(136,123)
Penalties assessed on unpaid dividends			27,281
Amortization of convertible debt discounts	1,885		49
Stock based compensation			18,775
Impairment expense			1,120
Changes in operating assets and liabilities:
Accounts receivable	(299)		428	(428)
Inventory	(96,132)	(265,382)	(150,453)	(53,110)
Prepaid expenses	4,835		4,389	(30,000)
Accounts payable and accrued expenses	27,067	(68,021)	(10,859)	94,182
Related party payable	18,514			(16,101)
Net cash used in operating activities	(103,529)	(524,869)	(775,929)	(442,562)
Cash flows from investing activities:
Purchase of equipment		(2,977)	(6,564)	(2,467)
Net cash used in investing activities		(2,977)	(6,564)	(2,467)
Cash flows from financing activities
Proceeds from notes payable				49,500
Proceeds from convertible notes payable	126,000		27,000
Proceeds from common stock subscriptions				160,000
Proceeds from the sale of preferred stock and warrants				1,006,000
Cash contributed in merger				3,972
Net cash provided by financing activities	126,000		27,000	1,219,472
Net increase (decrease) in cash	22,471	(527,846)	(755,493)	774,443
Cash - beginning of the year	18,975	774,468	774,468	25
Cash - end of the year	41,446	246,622	18,975	774,468
Supplemental disclosures:
Interest paid
Income taxes
Non-cash transactions:
Preferred stock dividends declared	12,575	12,575	50,300	4,192
Discount on convertible note payable	$ 14,000		3,000
Accounts payable and accrued expenses assumed in reverse merger				1,105
Forgiveness of related party payable				75,907
Common shares issued in reverse merger at par value				75,907
Trademark costs paid by related party				$ 70,000
Issuance of common stock from shares to be issued	160,000